EQUITY (Details)	1 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) vote director shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Number of votes each outstanding common unit is entitled to | vote			1
Noncontrolling interest, voting right pro rata distribution threshold, percentage			4.90%
Number of elected directors | director			4
Number of appointed directors | director			3
Maximum number of board of directors | director			7
Partners' Capital Account, Treasury Units, Purchased			$ 1,600,000	$ 14,000,000.0
Common Units
Equity, Class of Treasury Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased	$ 25,000,000.0
Authorized amount of share repurchase program				$ 50,000,000	$ 50,000,000
Sale of stock, maximum gross offerings		$ 150,000,000
Sale of stock, number of shares issued | shares					763,644
Sale of stock, price per share (in usd per share) | $ / shares				$ 23.08	$ 23.08
Consideration received on sale of stock					$ 17,400,000
Limited Partner | Common Units
Equity, Class of Treasury Stock [Line Items]
Repurchase period (in years)	2 years
Repurchase of units (in shares) | shares			153,728	930,866
General Partner
Equity, Class of Treasury Stock [Line Items]
Sale of stock, number of shares issued | shares					15,521
Sale of stock, price per share (in usd per share) | $ / shares				$ 23.08	$ 23.08
Consideration received on sale of stock					$ 400,000
Public Ownership
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners			69.40%	69.40%	69.40%
General Partners
Equity, Class of Treasury Stock [Line Items]
General Partner ownership interest			2.00%